Related Party Transactions	3 Months Ended	12 Months Ended
	Sep. 30, 2016	Jun. 30, 2016
Related Party Transactions [Abstract]
Related Party Transactions
Related Party Transactions

Shared Services Agreements

The Company also entered into a shared services agreement ("SFX Shared Services Agreement") with SFX, pursuant to which it shares costs for services provided by several of the Company's and/or SFX's employees. Such employees will continue to be paid by their current employers, and SFX will reimburse the Company directly for its portion of such salary and benefits and Company will reimburse SFX directly for its portion of such salary and benefits (but not for any bonus, option or restricted share grant made by either company, which will be the responsibility of the company making such bonus, option or restricted share grant). The Audit Committee of each company's Board of Directors reviews and, if appropriate, approves the allocations made and whether payments need to be adjusted or reimbursed, depending on the circumstances. The Company entered into an amendment (the “Amendment”) to the shared services agreement on January 22, 2015, pursuant to which the Company may provide additional services to SFX, and SFX may provide certain services to the Company. In particular, the shared services agreement provides that, in addition to services already provided, certain employees of the Company may provide human resources, content and programming, and facilities services to SFX, subject to reimbursement based on salary and benefits for the employees providing the services, plus 20% for miscellaneous overhead, based on a reasonable estimate of time spent. In addition, the Amendment provides that SFX may provide certain tax services to the Company, subject to reimbursement based on salary and benefits for the employees providing the services, plus 20% for miscellaneous overhead, based on a reasonable estimate of time spent.

The parties terminated the SFX Shared Services Agreement effective as of January 1, 2016. We continue to try to settle amounts remaining outstanding.
For the three months ended September 30, 2015, the Company was billed by SFX , net of amounts billed by the Company to SFX, respectively.  The net balance due (to)/from SFX, including amounts related to the Sales Agency Agreement, discussed below, as of September 30, 2016 and June 30, 2016 was $139 and $142, respectively.

License Agreement

On March 10, 2014, the Company entered into an audio recognition and related loyalty program software license and services agreement with SFX. Pursuant to the terms of the license agreement, SFX paid the Company $5,000 to license its audio recognition software and related loyalty platform for a term of 10 years. The amount was deferred and is being amortized over the ten years period. For the three months ended September 30, 2016 and 2015, the Company recognized $125 and $125, respectively of revenue related to this agreement.

Secured Line of Credit

On January 27, 2016, Sillerman Investment Company VI LLC (“SIC VI”), an affiliate of Robert F.X. Sillerman, the Executive Chairman and Chief Executive Officer of the Company, entered into a secured revolving loan agreement (the “Secured Revolving Loan”) with the Company and its subsidiaries, Wetpaint and Choose Digital (collectively, the “Subsidiaries”), pursuant to which the Company can borrow up to $1,500.  The Secured Revolving Loan bears interest at the rate of 12% per annum. In connection with the Secured Revolving Loan, the Company and the Subsidiaries have entered into a Security Agreement (the “Security Agreement”) with SIC VI, under which the Company and the Subsidiaries have granted SIC VI a continuing security interest in all assets of the Company and the Subsidiaries, with the exception of the Company’s interest in DraftDay Gaming Group, Inc. The Company intends to use the proceeds from the Secured Revolving Loan to fund working capital requirements and for general corporate purposes in accordance with a budget to be agreed upon by SIC VI and the Company.  As of June 30, 2016, $1,500 had been advanced thereunder.  Because Mr. Sillerman is a director, executive officer and greater than 10% stockholder of the Company, a majority of the Company’s independent directors approved the transaction. On August 22, 2016, the Company and SIC IV entered into an Note Exchange Agreement pursuant to which $1,500, which represents all of the outstanding principal and accrued interest of certain notes held by SIC IV was exchanged for 1,500 shares of the Company’s Series C Convertible Preferred Stock at an exchange price of $1,000 per share. See Note Exchange Agreement paragraph below for additional information on the August 22, 2016 exchange.

$500 Line of Credit

The Company and its subsidiaries entered into a secured, revolving Line of Credit on March 29, 2016 with SIC VI (the “Secured Revolving Line of Credit”), pursuant to which the Company can borrow up to $500.  The Secured Revolving Line of Credit bears interest at the rate of 12% per annum. In connection with the Secured Revolving Line of Credit, the Company and the Subsidiaries have entered into a Security Agreement (the “Security Agreement”) with SIC VI, under which the Company and the Subsidiaries have granted SIC VI a continuing security interest in all assets of the Company and the Subsidiaries, with the exception of the Company’s interest in DraftDay Gaming Group, Inc.  The Company intends to use the proceeds from the Secured Revolving Line of Credit to fund working capital requirements and for general corporate purposes in accordance with a budget to be agreed upon by SIC VI and the Company.  At June 30, 2016, $500 had been advanced thereunder.  On August 22, 2016, the Company and SIC VI entered into an Note Exchange Agreement pursuant to which $500, which represents all of the outstanding principal and accrued interest of certain notes held by SIC VI was exchanged for 500 shares of the Company’s Series C Convertible Preferred Stock at an exchange price of $1,000 per share. See Note Exchange Agreement paragraph below for additional information on the August 22, 2016 exchange.

Preferred Stock Conversion

Sillerman Investment Company III, LLC (“SIC III”), an affiliate of Robert F.X. Sillerman, the Company's Executive Chairman and Chief Executive Officer of the Company, owned 10,000 shares of Series C Convertible Redeemable Preferred Stock. On May 9, 2016 (the “Exchange Date”), the Company and SIC III entered into a Subscription Agreement pursuant to which SIC III subscribed for 1,129,032 shares of the Company’s common stock at a price of $6.20 per share. Accordingly, the aggregate purchase price for such shares was $7,000. The Company and SIC III agreed that SIC III would pay the purchase price for such shares by exchanging 7,000 shares of the Company’s Series C Convertible Redeemable Preferred Stock owned by SIC III for the common stock (the “Exchange”). All conditions of the Subscription Agreement have been satisfied, and therefore 1,129,032 shares of the Company’s common stock were issued to SIC III. Mr. Sillerman and his affiliates now own more than 50% of the outstanding shares of the Company’s common stock. The Company determined that this was a fair transaction and did not recognize any stock compensation expense in relation with the conversion.

Exchange Agreement

On July 8, 2016, the Company and SIC III, SIC IV and SIC VI, each an affiliate of Mr. Sillerman, entered into an Exchange Agreement pursuant to which, subject to adjustment, (i) 3,000 shares of the Company's Series C Preferred Stock owned by SIC III are to be exchanged for 890,898 shares of the Company's common stock and (ii) all of the debt held by Mr. Sillerman and such affiliates is to be exchanged for 5,066,654 shares of the Company's common stock. Issuance of the shares is conditioned upon approval of the Company’s shareholders (see "Shareholder Approval" in this section), the closing of an offering of the Company’s common stock in the amount of at least $10,000, approval of its Listing of Additional Shares application with NASDAQ, the Company shall not be subject to any bankruptcy proceeding, and various other conditions. The exchange price shall be equal to the lesser of $5.20 and the price at which the Debentures can be exchanged for shares of the Company’s common stock. The Company received an independent valuation with respect to the original exchange that the exchange price of $5.20 reflects fair value. Any additional change is subject to the receipt by the Company of an updated fair value determination. The agreement provides for termination in the event the conditions are not satisfied by March 31, 2017. At the date of this filing, this transaction has not yet closed.

Amended Exchange Agreement/Amended Grid Note

On July 18, 2016, SIC III, SIC IV and SIC VI, LLC entered into an amendment to the Exchange Agreement relating to the exchange of debt and shares of the Series C Preferred Stock of the Company for shares of the Company's common stock. The Exchange Agreement modified the Grid Note to provide that SIC IV shall be entitled to repayment of up to $2,000 of the outstanding principal balance of the Grid Note and the Company shall be entitled to draw up to an additional $5,000. $3,605 remains available to draw under the Grid Note and at the date of this filing, the current balance is $1,405.

Note Exchange Agreement

On August 22, 2016, the Company and SIC III, SIC IV, and SIC VI, each an affiliate of Mr. Sillerman, entered into a Note Exchange Agreement pursuant to which $30,175, which represents all of the outstanding principal and accrued interest of the Note, the Loans, the Secured Revolving Loan, the Secured Revolving Promissory Note, the Secured Revolving Promissory Note II, and the Secured Revolving Promissory Note III (all described and defined in Note 9, Loans Payable) other than $900 of debt held by SIC IV pursuant to that certain Line of Credit Grid Promissory Note dated as of June 11, 2015 (see "Grid Note"), was exchanged for 30,175 shares of the Company’s Series C Preferred Stock (see "Amendment to Certificate of Designation of Series C Preferred Stock" in this section.) The exchange price is $1,000 per share. The Note Exchange Agreement provides for the newly issued shares to be held subject to the obligations to convert the shares into common stock on the terms and on the conditions set forth in the Exchange Agreement, and subject to the additional obligations set forth in the Subordination Agreement and the Lockup Agreements. The Grid Note remains subject to the Exchange Agreement.

Related Approvals

Because the above transactions were subject to certain rules regarding “affiliate” transactions, the Company's Audit Committee and a majority of the independent members of the Company's Board of Directors approved each of these transactions.

Related Party Transactions

Shared Services Agreements

In an effort to economize on costs and be efficient in its use of resources, the Company entered into a shared services agreement with Circle Entertainment Inc. (“Circle”) as of February 15, 2011, pursuant to which it shares costs for legal and administrative services in support of Mitchell J. Nelson, its then-General Counsel and General Counsel to Circle.  The shared services agreement provides, in general, for sharing of the applicable support provided by either company to Mr. Nelson in connection with his capacity as General Counsel, and an allocation generally based on the services provided by Mr. Nelson, which were initially estimated to be divided evenly between the companies.  The Company is responsible for advancing the salary to Mr. Nelson for both companies and will be reimbursed by Circle for such salary and benefits (but not for any bonus, option or restricted share grant made by either company, which will be the responsibility of the company making such bonus, option or restricted share grant).  The agreement provides for the Chief Executive Officer or President of each Company to meet periodically to assess whether the services have been satisfactorily performed and to discuss whether the allocation has been fair.  The Audit Committee of each company's Board of Directors will then review and, if appropriate, approve the allocations made and whether payments need to be adjusted or reimbursed, depending on the circumstances.  Because this transaction is subject to certain rules regarding “affiliate” transactions, the Audit Committee and a majority of the independent members of the Company's Board of Directors have approved the shared services agreement.  This is deemed to be an affiliate transaction because Mr. Sillerman is the former Chairman, a Board member, and a greater than 10% stockholder of Circle and Mr. Nelson is Executive Vice President and General Counsel of Circle.  For the years ended June 30, 2016 and June 30, 2015, the Company billed Circle $14 and $27, respectively. Such billings primarily relate to support consisting of legal and administrative services. These services are to be reviewed and, if appropriate, approved by Circle's Audit Committee and the Company's Audit Committee. The balance due from Circle as of June 30, 2016 and June 30, 2015 was $0 and $113, respectively. The Company wrote-off the accounts receivable balance of $127 in the year ended June 30, 2016, the write-off appears as a bad debt expense on the Consolidated Statements of Operations.

The parties terminated the Circle Shared Services Agreement effective as of January 1, 2016. Circle is in the process of liquidation and any claim to be made under the Circle Shared Services Agreement will survive the termination of the Circle Shared Services Agreement.
The Company also entered into a shared services agreement with SFX Entertainment Inc. ("SFX"), pursuant to which it shares costs for services provided by several of the Company's and/or SFX's employees. Such employees will continue to be paid by their current employers, and SFX will reimburse the Company directly for its portion of such salary and benefits and Company will reimburse SFX directly for its portion of such salary and benefits (but not for any bonus, option or restricted share grant made by either company, which will be the responsibility of the company making such bonus, option or restricted share grant). The agreement provides for the Chief Executive Officer or President of each company to meet periodically to assess whether the services have been satisfactorily performed and to discuss whether the allocation has been fair. The Audit Committee of each company's Board of Directors will then review and, if appropriate, approve the allocations made and whether payments need to be adjusted or reimbursed, depending on the circumstances. The Company entered into an amendment (the “Amendment”) to the shared services agreement on January 22, 2015, pursuant to which the Company may provide additional services to SFX, and SFX may provide certain services to the Company. In particular, the shared services agreement provides that, in addition to services already provided, certain employees of the Company may provide human resources, content and programming, and facilities services to SFX, subject to reimbursement based on salary and benefits for the employees providing the services, plus 20% for miscellaneous overhead, based on a reasonable estimate of time spent. In addition, the Amendment provides that SFX may provide certain tax services to the Company, subject to reimbursement based on salary and benefits for the employees providing the services, plus 20% for miscellaneous overhead, based on a reasonable estimate of time spent.

The parties terminated the SFX Shared Services Agreement effective as of January 1, 2016. We continue to try to settle amounts remaining outstanding.
For the years ended June 30, 2016 and 2015, the Company billed SFX $188 and $978, net of amounts billed by SFX to the Company, respectively.  The net balance due from SFX, including amounts related to the Sales Agency Agreement, discussed below, as of June 30, 2016 and June 30, 2015 was $142 and $146, respectively.

Sales Agency Agreement

On January 22, 2015, the Company entered into a sales agency agreement (the “Sales Agreement”) with SFX-94 LLC (“SFX-94”), a subsidiary of SFX, pursuant to which the Company appoints SFX-94 as its exclusive sales agent for the sale of advertising and sponsorships. Pursuant to the Sales Agreement, the Company consented to SFX-94’s hiring of 25 members of the Company’s sales team, and SFX-94 agreed that it will sell advertising and sponsorships on behalf of the Company during the term of the Sales Agreement. SFX-94 also agreed that it will maintain adequate staffing levels, generally consistent with staffing levels currently maintained by the Company, for the Company’s sale of advertising and sponsorships. The Company will pay SFX-94 a 25% commission on sales made by SFX-94. For barter transactions, the Company will reimburse SFX-94 for any out of pocket and direct costs incurred by SFX-94 with respect to such barter sales (rather than the commission set forth above), and third party ad networks will be excluded from the Sales Agreement. For the years ended June 30, 2016 and 2015, the Company was billed $424 and $471, respectively in connection with the Sales Agreement. On September 22, 2015, the parties terminated the Sales Agreement, and the Company subsequently hired 8 members of the SFX sales team as of that date.

Advertising Revenue

During the years ended June 30, 2016 and 2015, the Company provided certain advertising and related services to SFX and its subsidiaries. The total amount of net revenue was $37 and $487, respectively and such amounts were due from SFX at June 30, 2016 and 2015.

Marketing Expense

During the year ended June 30, 2015, SFX, and certain subsidiaries of SFX, provided certain marketing and related services to the Company. The total amount of marketing expense was $490 and such amount was due to SFX at June 30, 2015.

DraftDay

In October 2015 the Company entered into an agreement with DDGG to expand its rewards catalog and offer to its users the opportunity to redeem Viggle points for entry to DDGG’s fantasy sports contests. The Company agreed to pay DDGG the value of the entry fees for which points were redeemed. For the year ended June 30, 2016, $39 worth of Viggle points were redeemed for DDGG contest entry fees.
License Agreement

On March 10, 2014, the Company entered into an audio recognition and related loyalty program software license and services agreement with SFX. Pursuant to the terms of the license agreement, SFX paid the Company $5,000 to license its audio recognition software and related loyalty platform for a term of ten years. The amount was deferred and is being amortized over the ten year period. For the years ended June 30, 2016 and 2015, the Company recognized $500 and $500, respectively, of revenue related to this agreement.

Lines of Credit

See Note 9, Loans Payable, for a description of certain loans which have been provided by related parties. In addition, see Note 16, Subsequent Events, for additional discussion of certain related party transactions.

As described in Note 9, Loans Payable, on December 3, 2015, the Company and SIC IV entered into a Subscription Agreement pursuant to which SIC IV subscribed for 437,500 shares of the Company’s common stock at a price of $9.40 per share. Accordingly, the aggregate purchase price for such shares was $4,112. The Company and SIC IV agreed that SIC IV would pay the purchase price for such shares by reducing the amounts outstanding under the Line of Credit. As of December 3, 2015, there was $8,675 in outstanding principal amount under the Line of Credit. Accordingly, the principal amount of the Line of Credit was therefore reduced to $4,563.

Secured Line of Credit

On January 27, 2016, Sillerman Investment Company VI LLC (“SIC VI”), an affiliate of Robert F.X. Sillerman, the Executive Chairman and Chief Executive Officer of the Company, entered into a secured revolving loan agreement (the “Secured Revolving Loan”) with the Company and its subsidiaries, Wetpaint and Choose Digital (collectively, the “Subsidiaries”), pursuant to which the Company can borrow up to $1,500.  The Secured Revolving Loan bears interest at the rate of 12% per annum. In connection with the Secured Revolving Loan, the Company and the Subsidiaries have entered into a Security Agreement (the “Security Agreement”) with SIC VI, under which the Company and the Subsidiaries have granted SIC VI a continuing security interest in all assets of the Company and the Subsidiaries, with the exception of the Company’s interest in DraftDay Gaming Group, Inc. The Company intends to use the proceeds from the Secured Revolving Loan to fund working capital requirements and for general corporate purposes in accordance with a budget to be agreed upon by SIC VI and the Company.  As of June 30, 2016, $1,500 has been advanced thereunder.  Because Mr. Sillerman is a director, executive officer and greater than 10% stockholder of the Company, a majority of the Company’s independent directors approved the transaction.

$500 Line of Credit

The Company and its subsidiaries entered into a secured, revolving Line of Credit on March 29, 2016 with SIC VI (the “Secured Revolving Line of Credit”), pursuant to which the Company can borrow up to $500.  The Secured Revolving Line of Credit bears interest at the rate of 12% per annum. In connection with the Secured Revolving Line of Credit, the Company and the Subsidiaries have entered into a Security Agreement (the “Security Agreement”) with SIC VI, under which the Company and the Subsidiaries have granted SIC VI a continuing security interest in all assets of the Company and the Subsidiaries, with the exception of the Company’s interest in DraftDay Gaming Group, Inc.  The Company intends to use the proceeds from the Secured Revolving Line of Credit to fund working capital requirements and for general corporate purposes in accordance with a budget to be agreed upon by SIC VI and the Company.  At June 30, 2016, $500 had been advanced thereunder.

Preferred Stock Conversion
Sillerman Investment Company III, LLC (“SIC III”), an affiliate of Robert F.X. Sillerman, the Company's Executive Chairman and Chief Executive Officer of the Company, owned 10,000 shares of Series C Convertible Redeemable Preferred Stock. On May 9, 2016 (the “Exchange Date”), the Company and SIC III entered into a Subscription Agreement pursuant to which SIC III subscribed for 1,129,032 shares of the Company’s common stock at a price of $6.20 per share. Accordingly, the aggregate purchase price for such shares was $7,000. The Company and SIC III agreed that SIC III would pay the purchase price for such shares by exchanging 7,000 shares of the Company’s Series C Convertible Redeemable Preferred Stock owned by SIC III for the common stock (the “Exchange”). All conditions of the Subscription Agreement have been satisfied, and therefore 1,129 shares of the Company’s common stock were issued to SIC III. Mr. Sillerman and his affiliates now own more than 50% of the outstanding shares of the Company’s common stock. The Company determined that this was a fair transaction and did not recognize any stock compensation expense in relation with the conversion.

Related Approvals

Because the above transactions were subject to certain rules regarding “affiliate” transactions, the Company's Audit Committee and a majority of the independent members of the Company's Board of Directors approved each of these transactions.